FAIR VALUE MEASUREMENTS	3 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8 - FAIR VALUE MEASUREMENTS

Investment Measured at Fair Value on a Recurring Basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$206,400

Liabilities:
Derivative liabilities	$-	$-	$484,368

September 30, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$309,600

Liabilities:
Derivative liabilities	$-	$-	$1,104,499

We categorize the securities as investments in marketable securities available for sale. These securities are quoted either on an exchange or inter-dealer quotation (pink sheet) system. The securities are restricted and cannot be readily resold by us absent a registration of those securities under the Securities Act of 1933 (the "Securities Act") or the availabilities of an exemption from the registration requirements under the Securities Act. As these securities are often restricted, we are unable to liquidate them until the restriction is removed. Unrealized gains or losses on marketable securities available for sale are recognized as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in our net income for the period in which the security was liquidated.

There were no impairment charges on investments in publicly traded equity securities for the three months ended December 31, 2012 or 2011.

The Company has evaluated its publicly traded equity securities as of December 31, 2012, and has determined that there were no unrealized losses that indicate an other-than-temporary impairment. This determination was based on several factors, which include the length of time and extent to which fair value has been less than the cost basis and the financial condition and near-term prospects of the issuer, and the Company's intent and ability to hold the publicly traded equity securities for a period of time sufficient to allow for any anticipated recovery in market value.